Non-controlling interests - Changes in NCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interests
Balance at beginning of period	$ 55	$ 58
Profit attributable to non-controlling interests			$ 13
Other	(26)	(3)
Balance at end of period	$ 29	$ 55	$ 58